SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investments in real estate		$ 72,573	$ 83,098
Trading securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	[1]	14,612,475
Amount at which shown in the balance sheet	[1]	14,612,475
Trading securities | Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost (1)		12,627,921
Fair Value		12,639,845
Amount at which shown in the balance sheet		12,639,845
Trading securities | U.S. government and government sponsored enterprises
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost (1)	[2]	2,333,371
Fair Value		2,345,008
Amount at which shown in the balance sheet		2,345,008
Trading securities | U.S. states, territories and municipalities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost (1)	[2]	114,857
Fair Value		134,593
Amount at which shown in the balance sheet		134,593
Trading securities | Non-U.S. sovereign government, supranational and government related
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost (1)	[2]	2,122,510
Fair Value		2,158,642
Amount at which shown in the balance sheet		2,158,642
Trading securities | Corporate bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost (1)	[2]	5,667,992
Fair Value		5,611,678
Amount at which shown in the balance sheet		5,611,678
Trading securities | Asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost (1)	[2]	56,892
Fair Value		58,683
Amount at which shown in the balance sheet		58,683
Trading securities | Residential mortgage-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost (1)	[2]	2,332,103
Fair Value		2,331,230
Amount at which shown in the balance sheet		2,331,230
Trading securities | Other mortgage-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost (1)	[2]	196
Fair Value		11
Amount at which shown in the balance sheet		11
Trading securities | Equities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost (1)	[2]	621,312
Fair Value		694,301
Amount at which shown in the balance sheet		694,301
Trading securities | Banks, trust and insurance companies
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost (1)	[2]	22,446
Fair Value		27,978
Amount at which shown in the balance sheet		27,978
Trading securities | Industrial, miscellaneous and all other
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost (1)	[2]	598,866
Fair Value		666,323
Amount at which shown in the balance sheet		666,323
Trading securities | Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost (1)	[2]	495,050
Fair Value		493,726
Amount at which shown in the balance sheet		493,726
Trading securities | Other invested assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	[3]	784,603
Amount at which shown in the balance sheet	[3]	784,603
Other invested assets | Trading securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investments Not Carried At Fair Value		$ 704,000	$ 746,000

[1]	Investments in real estate recorded at cost less accumulated depreciation and impairment of $73 million are excluded from total investments above.
[2]	Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.
[3]	Other invested assets excludes the Company’s investments accounted for using the equity method of accounting of $704 million.